SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-cash transactions and other supplemental disclosures:
Warrants issued upon acquisition of property		$ 11,326
Shares issued upon acquisition of property		59,400
Equipment acquired upon acquisition of property		126
StrikePoint shares received in settlement of receivable		750
Capital asset additions included in accounts payable and accrued liabilities	$ 282	$ 6,272